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                  FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY
                                    SUPPLEMENT
                          TO PROSPECTUS DATED MAY 1, 1998

          Separate Account VA-K (Allmerica Advantage and ExecAnnuity Plus)






The management fee table under the section INVESTMENT ADVISORY SERVICES is amended to change the management fee structure for the Select Growth Fund as follows:

                          First $250 Million...........0.85%
                          Next $250 Million............0.80%
                          Next $250 Million............0.70%
                          Over $750 Million............0.70%

                                        ***

The last sentence of the third paragraph under "G. Death Benefit" on page 31 of the prospectus is deleted.




Dated:  June 1, 1998